Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Remainder of 2025	$ 0
2025/2026	20,925	$ 8,893
2026/2027	22,875	25,618
2027/2028	4,875	22,666
2028/2029	5,408	5,362
Thereafter	1,600
2029		5,852
Total	$ 55,683	$ 68,391